Disposal of subsidiary - Additional Information (Detail) ₽ in Thousands	12 Months Ended
	Dec. 31, 2018 RUB (₽)		Dec. 31, 2017 RUB (₽)		Apr. 26, 2018	Mar. 29, 2017
Disclosure of subsidiaries [line items]
Percentage share sold					51
Cash received	₽ 2,624
Gain on disposal	6,131
(Loss)/profit before income tax	₽ 6,131	[1]	₽ 439,115	[2]
CV Keskus OU [Member]
Disclosure of subsidiaries [line items]
Percentage share sold						100
Cash received			797,352
Gain on disposal			439,115
(Loss)/profit before income tax			₽ 439,115

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.